Supplement dated September 4, 2026,

to the Updating Summary Prospectus and Prospectus dated May 1, 2026,

for the Premiere III variable universal life policies

issued by Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information in your variable universal life policy (“Policy”) updating summary prospectus and prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

The Sub-Adviser Research Affiliates LLC in the "APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectus for the PIMCO VIT All Asset Portfolio is hereby deleted and replaced with Syzygy Asset Management.

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-265-1545. Please keep this Supplement for future reference.